Adoption of New International Financial Information Regulations (Ifrs), Amendments and Interpretations	12 Months Ended
Dec. 31, 2017
Adoption of New International Financial Information Regulations (Ifrs), Amendments and Interpretations
3	ADOPTION OF NEW INTERNATIONAL FINANCIAL INFORMATION REGULATIONS (IFRS), AMENDMENTS AND INTERPRETATIONS

3.1.	Standards, amendments and interpretations published but not yet in force

The relevant standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

IFRS 9 “Financial Instruments”

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions. The Group plans to adopt the new standard on the required effective date and will not restate comparative information.

During 2017, the Group performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position or equity from the adoption of IFRS 9. In addition, the Group will adopt changes in certain financial instruments.

a)	Classification and measurement

Management expects to maintain the measurement at fair value for all financial assets that are currently measured at that value. There is no impact on financial liabilities.

b)	Impairment

IFRS 9 requires the Group to record an expected credit loss for its debt instruments, loans and account receivables, regardless of the period. The Group will apply the simplified approach on all trade receivables and the general approach for accounts that originate from loans and third parties and related companies.

The Group will strengthen the internal controls, processes and systems regarding the identification of the different financial instruments of accounts receivable loans so that from the moment of initial recognition these items are recognized at their recoverable value. Given the substantially current nature of these accounts and the guarantees received, the Group expects that there will be no significant impact on its consolidated financial statements as a result of the adoption of this standard.

c)	Hedge accounting

The Group has determined that all hedge transactions that are currently designated as effective hedges will continue to qualify as hedge accounting under IFRS 9. The Group has chosen not to retrospectively apply IFRS 9 at the time of transition for those hedges designated as hedges under IAS 39. As IFRS 9 does not change the main principles of how an entity should record the effective hedges.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration agreed with the customer. The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1 2018. Early adoption is permitted.

The Group plans to adopt the new standard on the required effective date using the modified retrospective method, under which the accumulated effect of applying this new standard is presented adjusting the beginning balance of accumulated results (January 1, 2018). During 2016, the Group performed a preliminary assessment of IFRS 15, which was followed by a more detailed analysis in 2017.

(a)	Engineering and Construction

At the time of the adoption of IFRS 15, the segment considered the following:

i)	In the case of additional services, the Group will strengthen the internal controls, processes and systems regarding the obtaining of the valorizations approved by clients, the follow-up of their timely collection and the write off if necessary.

ii)	In the case of work in progress (Note 12), the Group will strengthen the internal controls, processes and systems with respect to the support required to register adjustments for work progress and the construction contract margin as of the date of the financial statements

iii)	In the case of construction contracts, the Group will strengthen the internal controls, processes and systems regarding the identification of the different performance obligations agreed in the contract with the client, mainly in the Engineering, Procurement and Construction contracts (EPC by its acronym in English). During the review process of the current procedures and those required by IFRS 15, we observed a case whose current accounting treatment must be corrected in order to recognize the different performance obligations contemplated in the contract. The Group is in the process of determining the effect of this situation on its financial statements, although it estimates that it will not be significant at the date of adoption of IFRS 15 or in subsequent years

iv)	In the case of penalties, the Group will strengthen its policies on factual support to support that the recognition of charges is not required to the results

(b)	Infrastructure

In the case of penalties, the Group will strengthen its policies to support the recognition at the income statement is not required. Specifically, in the contract between OTAS and PLUSPETROL, the Group will strengthen the internal controls, processes and systems regarding the identification of the different performance obligations agreed with the client.

(c)	Real Estate

In the case of real estate sales contracts, the Group will strengthen the internal controls, processes and systems regarding the identification of the different performance obligations agreed in the contract with the client, mainly in contracts that include sale of common areas. During the review of current procedures and those required by IFRS 15, we observe a case whose current accounting treatment must be adapted in order to recognize the different performance obligations contemplated in the contract. The Group is in the process of determining the effect of this situation on its financial statements, although it estimates that it will not be significant at the date of adoption of IFRS 15 or in subsequent years

(d)	Presentation and disclosure requirements

IFRS 15 requires the presentation and disclosure of more detailed information than required by current regulations. The presentation requirements represent a significant change in current practice and will increase the volume of disclosures required in the Group’s financial statements. In 2017, the Group continued testing its internal controls, policies and procedures necessary to collect and disclose the required information.

IFRS 16 “Leases”

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees: leases of ‘low-value’ assets and short-term leases. IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted only in conjunction with the adoption of IFRS 15. The Group is evaluating the impact of IFRS 16 in its consolidated financial statements with the identification, collection and analysis of current lease agreements.